Transactions with Related Parties (Tables)	6 Months Ended
Jun. 30, 2019
Convertible Notes [Member]
Transactions with Related Parties [Abstract]
Movement of Debt and Equity
The debt movement of the above two convertible notes is presented below:

	Applicable limit	Debt discount	Accumulated deficit	Debt
Balance, December 31, 2017	17,750	(14,389)	1,217	4,578
Amortization (Note 12)	-	-	1,011	1,011
Balance, June 30, 2018	17,750	(14,389)	2,228	5,589
Amortization (Note 12)	-	-	1,373	1,373
Balance, December 31, 2018	17,750	(14,389)	3,601	6,962
Amortization (Note 12)	-	-	1,138	1,138
Balance, June 30, 2019	17,750	(14,389)	4,739	8,100

The equity movement of the above two convertible notes is presented below:

Additional paid-in capital
Balance, December 31, 2017	14,189
Balance, June 30, 2018	14,189
Balance, December 31, 2018	14,189
Balance, June 30, 2019	14,189

Revolving Convertible Note [Member]
Transactions with Related Parties [Abstract]
Movement of Debt and Equity
The debt movement of the convertible note is presented below:

	Applicable limit	Debt discount	Accumulated deficit	Debt
Balance, December 31, 2017	21,165	(21,165)	2,207	2,207
Amortization (Note 12)	-	-	1,073	1,073
Balance, June 30, 2018	21,165	(21,165)	3,280	3,280
Amortization	-	-	882	882
Additions	3,500	-	-	-
Balance, December 31, 2018	24,665	(21,165)	4,162	4,162
Amortization (Note 12)	-	-	647	647
Balance, June 30, 2019	24,665	(21,165)	4,809	4,809

The equity movement of the convertible note is presented below:

Additional paid-in capital
Balance, December 31, 2017	21,165
Balance, June 30, 2018	21,165
Balance, December 31, 2018	21,165
Balance, June 30, 2019	21,165